Inventories (Tables)	6 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,	September 30,
	2023	2022
	(Unaudited)
Raw materials	$8,477,197	$6,401,458
Work in process	13,648	7,830
Finished goods	6,484,813	7,117,789
Goods in transit	2,540,901	3,005,549
Inventory provision	(1,324,375)	(1,099,914)
Total inventories, net	$16,192,184	$15,432,712